Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

April 30, 2016

Dates Covered
Collections Period	04/01/16 - 04/30/16
Interest Accrual Period	04/15/16 - 05/15/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/16	97,316,038.87	11,930
Yield Supplement Overcollateralization Amount 03/31/16	627,797.13	0
Receivables Balance 03/31/16	97,943,836.00	11,930
Principal Payments	6,145,096.79	238
Defaulted Receivables	166,791.82	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/16	551,172.21	0
Pool Balance at 04/30/16	91,080,775.18	11,677

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	12.83%

Prepayment ABS Speed	1.17%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.79%
Weighted Average APR, Yield Adjusted	4.65%
Weighted Average Remaining Term	24.17

Delinquent Receivables:
Past Due 31-60 days	2,017,418.43	172
Past Due 61-90 days	473,941.01	47
Past Due 91-120 days	36,457.58	4
Past Due 121+ days	0.00	0
Total	2,527,817.02	223

Total 31+ Delinquent as % Ending Pool Balance	2.78%

Recoveries	143,287.48

Aggregate Net Losses/(Gains) - April 2016	23,504.34

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.29%
Prior Net Losses Ratio	0.41%
Second Prior Net Losses Ratio	2.31%
Third Prior Net Losses Ratio	1.10%
Four Month Average	1.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.33%

Flow of Funds	$ Amount

Collections	6,583,840.44
Advances	2,405.71
Investment Earnings on Cash Accounts	2,052.86
Servicing Fee	(81,619.86)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	6,506,679.15

Distributions of Available Funds
(1) Class A Interest	51,285.19
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,235,263.69
(7) Distribution to Certificateholders	207,461.50
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	6,506,679.15

Servicing Fee	81,619.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 04/15/16	90,320,057.42
Principal Paid	6,235,263.69
Note Balance @ 05/16/16	84,084,793.73

Class A-1
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-2
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-3
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-4
Note Balance @ 04/15/16	75,978,057.42
Principal Paid	6,235,263.69
Note Balance @ 05/16/16	69,742,793.73
Note Factor @ 05/16/16	64.8679661%

Class B
Note Balance @ 04/15/16	14,342,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	14,342,000.00
Note Factor @ 05/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	63,953.96
Total Principal Paid	6,235,263.69
Total Paid	6,299,217.65

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.81000%
Interest Paid	51,285.19
Principal Paid	6,235,263.69
Total Paid to A-4 Holders	6,286,548.88

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0935195
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1177888
Total Distribution Amount	9.2113083

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4770050
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	57.9943607
Total A-4 Distribution Amount	58.4713657

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/16	15,705.14
Balance as of 04/30/16	18,110.85
Change	2,405.71

Reserve Account
Balance as of 04/15/16	1,748,995.36
Investment Earnings	430.12
Investment Earnings Paid	(430.12)
Deposit/(Withdrawal)	-
Balance as of 05/16/16	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36